Depreciation, Amortization and Impairment (Details) - Schedule of depreciation and amortization - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation and amortization
Depreciation of property and equipment (Note No.16(b) and Note No. 16)	$ 29,768	$ 29,845	$ 29,194
Depreciation of rights over leased assets (Note No. 16(d))	29,199	27,647	28,472
Amortization of intangibles assets (Note No.15 (b))	17,831	15,865	12,875
Total	$ 76,798	$ 73,357	$ 70,541